Convertible Notes Receivable	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Convertible Note Receivable
13.	Convertible Notes Receivable
Kutcho Copper Corp.
Effective December 14, 2017, in connection with the Kutcho Early Deposit Agreement, the Company advanced to Kutcho $16 million (Cdn$20 million) and received the Kutcho Convertible Note. The Kutcho Convertible Note, which has a seven year term to maturity, carries interest at 10% per annum, compounded and payable semi-annually. Kutcho elected to defer the first seven interest payments, with all deferred payments being due no later than December 31, 2023. The deferred interest carries interest at 15% per annum, compounded semi-annually.
At any time prior to the maturity date, the Company has the right to convert all or any part of the outstanding amount of the Kutcho Convertible Note, excluding outstanding deferred interest, into common shares of Kutcho at Cdn$0.8125 per share. Kutcho has the right to repay the Kutcho Convertible Note early, subject to the applicable pre-payment
cash penalties as follows:

●	20% of the outstanding amount if pre-paid on or after 36 months until 60 months; and
●	15% of the outstanding amount if pre-paid on or after 60 months until maturity.
Gold X Mining Corp.
Effective December 24, 2019, in connection with the Toroparu Early Deposit Agreement (Note 11), the Company advanced $10 million to Gold X as part of a $20 million 10% secured convertible debenture private placement offering completed by Gold X (the “Gold X Convertible Note”). The Gold X Convertible Note carried interest at 10% per annum, compounded semi-annually and payable annually.
Effective July 14, 2020, the Company elected to convert the outstanding principal on the Gold X Convertible Note into common shares of Gold X at Cdn$3.20 per share, with the outstanding amounts being converted into Canadian dollars using the exchange rate published by the Bank of Canada on July 13, 2020. In addition, the accrued interest on the Gold X Convertible Note was converted to common shares of Gold X at Cdn$3.57 per share. As a result, on July 14, 2020 the Company received 4,467,317 common shares of Gold X and the Gold X Convertible Note was retired.
On June 4, 2021, Gran Colombia Gold Corp. (“Gran Colombia”) completed the acquisition of all of the issued and outstanding common shares of Gold X and as a result, all of the Company’s common shares of Gold X were exchanged for common shares of Gran Colombia at an exchange rate of 0.6948 common shares of Gran Colombia for each Gold X common share.
Convertible Notes Receivable Valuation Summary
The Kutcho Convertible Note is revalued quarterly by discounting the stream of future interest and principal payments at the rate of interest prevailing at the balance sheet date for instruments of similar term and risk, and adding this value to the value of the convertibility feature which is estimated using a Black-Scholes model based on assumptions including risk free interest rate, expected dividend yield, expected volatility and expected remaining life of the Kutcho Convertible Note.
The value of the Gold X Convertible Note, which was converted into common shares of Gold X effective July 14, 2020, was determined by reference to the value of the shares received. Prior to electing to convert this convertible note receivable into common shares of Gold X, the Gold X Convertible Note was revalued quarterly using the same methodology as the Kutcho Convertible Note above.
A summary of the fair value of these convertible instruments and the fair value changes recognized as a component of the Company’s net earnings during the three and six months ended June 30, 2021 and 2020 is presented below:

	Three Months Ended June 30, 2021

(in thousands)	Fair Value at Mar 31, 2021	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2021

Kutcho	$12,591	$-	$-	$3,388	$15,979

	Three Months Ended June 30, 2020

(in thousands)	Fair Value at Mar 31, 2020	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2020

Kutcho	$10,836	$-	$-	$-	$10,836
Gold X	10,230	-	-	3,267	13,497

Total	$21,066	$-	$-	$3,267	$24,333

	Six Months Ended June 30, 2021

(in thousands)	Fair Value at Dec 31, 2020	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2021

Kutcho	$11,353	$-	$-	$4,626	$15,979

	Six Months Ended June 30, 2020

(in thousands)	Fair Value at Dec 31, 2019	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2020

Kutcho	$11,837	$-	$-	$(1,001)	$10,836
Gold X	10,019	-	-	3,478	13,497

Total	$21,856	$-	$-	$2,477	$24,333